Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of contractual obligations
	As of December 31,
	2021	2020
	MCh$	MCh$
Letters of credit issued	323,531	165,119
Foreign letters of credit confirmed	53,777	82,779
Performance guarantee	1,390,410	1,090,643
Personal guarantees	579,051	441,508
Total contingent liabilities	2,346,769	1,780,049
Available on demand credit lines	8,986,535	8,391,414
Other irrevocable credit commitments	265,517	406,234
Total loan commitment	9,252,052	8,797,648
Total	11,598,821	10,577,697

Schedule of contractual obligations
	As of December 31,
	2021	2020
	MCh$	MCh$
Third party operations
Collections	109,465	83,392
Transferred financial assets managed by the Bank	16,987	18,017
Assets from third parties managed by the Bank and its affiliates	1,307,727	1,352,032
Subtotal	1,434,179	1,453,441
Custody of securities
Securities held in custody	7,022,067	11,022,790
Securities held in custody deposited in other entity	820,948	808,186
Issued securities held in custody	9,713,122	10,461,847
Subtotal	17,556,137	22,292,823
Total	18,990,316	23,746,264